Debt issued measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2021
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory
USD million 30.6.21 31.3.21 31.12.20
Certificates of deposit 12,193 14,723 15,680
Commercial paper 25,304 26,591 25,472
Other short-term debt 5,219 6,080 5,515
Short-term debt

42,716 47,394 46,666
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)
37,765 37,453 36,611
Senior unsecured debt other than TLAC 28,945 28,990 21,340
of which: issued by UBS AG with original maturity greater than one year

26,109 23,309 18,464
Covered bonds 1,449 2,606 2,796
Subordinated debt 20,072 19,327 22,157
of which: high-trigger loss-absorbing additional tier 1 capital instruments
12,330 11,573 11,837
of which: low-trigger loss-absorbing additional tier 1 capital instruments
2,509 2,501 2,577
of which: low-trigger loss-absorbing tier 2 capital instruments 4,686 4,709 7,201 of which: non-Basel III-compliant tier 2 capital instruments 547 544 543
Debt issued through the Swiss central mortgage institutions 8,963 8,911 9,660
Other long-term debt 0 2 3
Long-term debt

97,195 97,288 92,566
Total debt issued measured at amortized cost

139,911 144,682 139,232
1 Debt with an

original contractual

maturity of less

than one year.

2 Based on

original contractual

maturity without considering

any early redemption

features. As

of 30 June 2021,

% of the

balance was
unsecured (31 March 2021: 100%; 31 December 2020: 100
%).

3 Debt with an original contractual maturity greater than or equal to one year.

The classification of debt issued into short-term and long-term does not consider any early redemption features.

4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.